Commitments and Contingencies (Operating Leases) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Year ending June 30:
2016	$ 568,062
2017	529,957
2018	399,271
2019	237,333
2020	276,548
Thereafter	1,098,096
Purchase commitments	7,000,000
Rent expense	$ 174,903	$ 83,670